SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials		$ 3,379
Finished goods	6,385,905	1,336,771
Inventories, gross	6,385,905	1,340,150
Allowance for slow-moving or obsolete inventories	(68,732)	(89,583)
Inventories, net	$ 6,317,173	$ 1,250,567